UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21707

PRESIDIO FUND

(Exact name of registrant as specified in charter)

3717 Buchanan Street, Suite 200 San Francisco, CA (Address of Principal Executive Offices)	94123 (Zip Code)

Kevin O’Boyle
Presidio Funds
3717 Buchanan Street, Suite 200
San Francisco, CA 94123
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 441-3034

Date of fiscal year end: April 30

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Presidio Fund
		Schedule of Investments
		July 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Aerospace / Defense
34,000	Argon St	$711,960	1.02%

Agriculture
58,600	UAP Holding Corp.	1,592,162	2.29%

Basic Materials
75,200	Central Fund of Canada	688,832
15,100	Newmont Mining Corp.	630,425
		1,319,257	1.89%

Business Services
52,700	Aftermarket Technology Corp. *	1,599,445
23,100	Cardinal Health Inc.	1,518,363
42,800	FTI Consulting Inc. *	1,756,084
94,700	IKON Office Solutions Inc.	1,312,542
30,000	Keystone Automotive Industries Inc. *	1,402,800
122,500	Learning Tree International Inc. *	1,637,825
		9,227,059	13.25%

Capital Goods
25,800	Avid Technology Inc. *	828,180
57,500	FARO Technologies Inc. *	2,140,725
80,100	X-Rite Inc.	1,081,350
		4,050,255	5.82%

Consumer Durables
65,100	Champion Enterprises Inc. *	762,972	1.10%

Consumer Products
57,000	Carters Inc. *	1,206,690
88,600	Cott Corp. *	1,090,666
51,300	Helen of Troy Ltd. *	1,139,373
47,800	Inter Parfums Inc.	1,047,298
24,600	Liz Claiborne	864,444
56,700	Newell Rubbermaid Inc.	1,499,715
88,800	Playtex Products Inc.*	1,590,408
19,600	The Cooper Companies Inc.	982,548
34,300	Treehouse Foods Inc. *	768,663
		10,189,805	14.64%

Energy
35,000	Key Energy Services Inc. *	533,750
15,000	Murphy Oil Corp.	930,600
59,200	Willbros Group Inc. *	1,865,984
		3,330,334	4.78%

Healthcare Capital Equipment
41,100	Abaxis Inc. *	748,020
77,000	Cardiac Science Corp. *	793,100
155,000	Digirad Corp. *	551,800
31,500	Omnicell Inc. *	752,220
79,900	ZOLL Medical Corp. *	2,146,114
		4,991,254	7.17%

Healthcare Products
53,600	Boston Scientific Corp. *	704,840
26,500	CONMED Corp. *	739,350
		1,444,190	2.07%

Healthcare Services
82,100	eResearchTechnology Inc. *	788,160
24,000	Omnicare Inc.	795,840
37,500	PRA International *	1,084,875
		2,668,875	3.83%

Industrial Products
31,200	Zebra Technologies Corp. CL A *	1,130,376	1.62%

Information Technology Service
56,500	Electronic Data Systems Corp.	1,524,935	2.19%

Insurance and Insurance Brokers
45,000	Marsh & Mclennan Companies Inc.	1,239,750
15,500	Mercury General Corp.	880,260
		2,120,010	3.05%

Media
65,000	News Corp. CL A	1,372,800	1.97%

Retail
25,200	Advance Auto Parts Inc.	869,250
132,600	Casual Male Retail Group Inc. *	1,355,172
19,500	Gap Inc. *	335,400
11,800	Jo-Ann Stores Inc. *	280,958
25,200	Family Dollar Stores Inc.	746,424
38,500	Rent-A-Center Inc. *	747,285
		4,334,489	6.23%

Software
81,100	Callidus Software Inc. *	794,780
83,500	Compuware Corp. *	779,055
25,400	Fair Isaac Corp.	997,204
21,600	SPSS Inc. *	886,464
20,600	Taleo Corp. *	443,106
		3,900,609	5.60%

Technology
69,300	Advanced Analogic Technologies, Inc. *	615,384
26,800	Macrovision Corp. *	637,304
172,400	Power Integrations Inc.*	333,900
137,000	Sun Microsystems Inc. *	879,240
132,200	Synplicity Inc. *	922,756
		3,388,584	4.87%

Telecommunications Equipment
33,100	EMS Technologies Inc.*	727,207
99,700	NetScout Systems Inc.	968,087
34,000	Radyne Corp.*	379,780
44,400	TTI Team Telecom International Ltd.	134,532
		2,209,606	3.18%

Telecommunications Services
43,900	Sprint Nextel Corp.	901,267	1.29%

Total for Common Stocks (Cost $52,227,476)		61,170,799	87.86%

Exchange Traded Funds
22,300	streetTRACKS Gold Shares *	1,467,117	2.11%
	(Cost - $1,221,691)

Cash Equivalents
6,293,817	First American Treasury Obligation Cl Y 4.75%**	6,293,817	9.04%
	(Cost - $6,293,817)

	Total Investments	68,931,733	99.01%
	(Cost - $59,742,984)

	Assets in Excess of Other Liabilities	686,977	0.99%

	Net Assets	$ 69,618,710	100.00%

* Non-Income producing securities.
** Variable rate security; the coupon rate shown represents the rate at July 31, 2007.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

PRESIDIO FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at July 31, 2007 was $59,742,984. At July 31, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

     $11,056,862                  ($1,868,113)                               $9,186,749

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUND

By: /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:        09/26/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:        09/26/2007

By: /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      Chief Financial Officer

Date:        09/26/2007